UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:
CWC Advisors, LLC.
Address:
5800 SW Meadows Rd

Suite 230

Lake Oswego, OR 97035
13F File Number: 28-14502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name:
Gary R. Woolworth

Title:
President

Phone:
503-968-0950

Signature,
Place,
and Date of Signing:
Gary R. Woolworth
Lake Oswego, OR
February 6, 2012
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
88
Form 13F Information Table Value Total:
$138,409


List of Other Included Managers:





No.  13F File Number
Name


Form 13F Information Table

                                                        Value     Shares/   Sh/  Put/  Invstmt   Other    Voting Authority
Name of Issuer                Title of Class CUSIP    (x$1000)  PRN AMT   PRN  Call  Discretn  Managers  Sole Shared None

Accenture LTD.                COM            G1150G111     351    6603    SH         SOLE               6603
Affiliated Managers Group     COM            008252108    4111   42842    SH         SOLE              13990       28852
Aflac Inc                     COM            001055102     339    7835    SH         SOLE               7835
Allete Inc.                   COM            018522300    2582   61505    SH         SOLE              19329       42176
Alpha Natural Resources Inc.  COM            02076X102    3014  147542    SH         SOLE              50194       97348
American Eagle Outfitters Inc.COM            02553E106    2757  180314    SH         SOLE              58516      121798
Ameritrade Holdings Corp      COM            03074K100     322   20606    SH         SOLE              20606
AMN Healthcare Services Inc.  COM            001744101    2638  595436    SH         SOLE             185967      409469
Annaly Capital Management Inc.COM            035710409     298   18648    SH         SOLE              18648
Apache Corporation            COM            037411105     346    3822    SH         SOLE               3822
Arbitron Inc.                 COM            03875Q108    1845   53615    SH         SOLE              16666       36949
ATMI Inc.                     COM            00207R101    3096  154546    SH         SOLE              47969      106577
BMC Software Inc              COM            055921100     327    9978    SH         SOLE               9978
Cal - Maine Foods Inc         COM            128030202    3752  102596    SH         SOLE              32281       70315
Capitol Federal Financial Inc.COM            14057J101    2317  200764    SH         SOLE              61497      139267
Capstead Mortgage Corporation COM            14067E506    2733  219698    SH         SOLE              83221      136477
CareFusion Corporation        COM            14170T101     331   13017    SH         SOLE              13017
Caterpillar Inc               COM            149123101     288    3181    SH         SOLE               3181
Chubb Corp                    COM            171232101     416    6010    SH         SOLE               6010
Cirrus Logic Inc.             COM            172755100    2129  134334    SH         SOLE              42703       91631
Cisco Systems                 COM            17275R102     444   24530    SH         SOLE              24530
Citi Trends, Inc.             COM            17306X102    1685  191927    SH         SOLE              59602      132325
Clorox Company                COM            189054109     330    4951    SH         SOLE               4951
Commercial Metals Company     COM            201723103     324   23447    SH         SOLE              23447
Conocophillips                COM            20825C104     277    3808    SH         SOLE               3808
Covance Inc                   COM            222816100    3092   67637    SH         SOLE              22720       44917
Cummins Inc                   COM            231021106     197    2236    SH         SOLE               2236
Diamond Offshore Drilling Inc.COM            25271C102     397    7188    SH         SOLE               7188
Digital Generation Inc.       COM            25400B108    1966  164937    SH         SOLE              51016      113921
Endo Pharmaceuticals Holdings COM            29264F205    3057   88535    SH         SOLE              30069       58466
Exelon Corp                   COM            30161N101     269    6201    SH         SOLE               6201
FBR & Company                 COM            30247C301    1704  831302    SH         SOLE             261081      570221
Flir Systems Inc.             COM            302445101    2776  110730    SH         SOLE              35516       75214
GameStop Corporation          COM            36467W109    3286  136173    SH         SOLE              46743       89430
GFI Group Inc.                COM            361652209    2845  690595    SH         SOLE             214172      476423
Goldman Sach Group Inc.       COM            38141G104     268    2965    SH         SOLE               2965
Goodrich Petroleum CorporationCOM            382410405    2567  186999    SH         SOLE              59835      127164
GT Advanced Technologies Inc. COM            36191U106    2241  309495    SH         SOLE              98237      211258
Gulfport Energy Corporation   COM            402635304    2662   90406    SH         SOLE              29244       61162
Harris Corp                   COM            413675105     346    9594    SH         SOLE               9594
Helix Energy Solution Gp      COM            42330P107    3504  221792    SH         SOLE              69500      152292
Illinois Tool Works Inc.      COM            452308109     335    7172    SH         SOLE               7172
Intel                         COM            458140100     511   21055    SH         SOLE              21055
Intrepid Potash Inc Com       COM            46121Y102    1935   85523    SH         SOLE              26431       59092
Intuit Inc.                   COM            461202103     346    6586    SH         SOLE               6586
Ishares  R2000 Value          COM            464287630     325    4951    SH         SOLE               4951
Ishares R1000 Growth          COM            464287614     423    7317    SH         SOLE               7317
Ishares R1000 Value           COM            464287598     192    3018    SH         SOLE               3018
Ishares R2000 Growth          COM            464287648     336    3995    SH         SOLE               3995
Jones Lang LaSalle Inc.       COM            48020Q107    2180   35578    SH         SOLE              11897       23681
Kirkland's Inc.               COM            497498105    3041  228614    SH         SOLE              70332      158282
Kohl's Corp                   COM            500255104     485    9828    SH         SOLE               9828
Kraton Performance Polymers InCOM            50077C106    2232  109936    SH         SOLE              33282       76654
Kulicke & Soffa Industries IncCOM            501242101    2709  292844    SH         SOLE              90981      201863
Logitech International SA     COM            H50430232    3041  390867    SH         SOLE             125323      265544
LTX Credence Corp             COM            502403207    1472  275100    SH         SOLE              68528      206572
Marsh & Mclennan Companies IncCOM            571748102     366   11564    SH         SOLE              11564
Mattel Inc.                   COM            577081102     405   14574    SH         SOLE              14574
Medtronic Inc                 COM            585055106     410   10706    SH         SOLE              10706
Montpelier Re Holdings LTD    COM            G62185106    3413  192266    SH         SOLE              60935      131331
Nike Inc Class B              COM            654106103     368    3817    SH         SOLE               3817
Nordic American Tankers Ltd.  COM            G65773106    2161  180231    SH         SOLE              56390      123841
Occidental Petroleum Corp     COM            674599105     262    2791    SH         SOLE               2791
OmniVision Technologies       COM            682128103    2952  241244    SH         SOLE              76245      164999
Oplink Communications, Inc.   COM            68375Q403    2428  147410    SH         SOLE              45013      102397
Orbital Sciences Corporation  COM            685564106    2773  190827    SH         SOLE              60179      130648
Research In Motion Limited    COM            760975102     122    8427    SH         SOLE               8427
Rigel Pharmaceuticals Inc.    COM            766559603    3144  398426    SH         SOLE             128657      269769
Rubicon Technology Inc.       COM            78112T107    2432  259014    SH         SOLE              82427      176587
Skechers USA Inc.             COM            830566105    3207  264617    SH         SOLE              83940      180677
Starbucks Corp                COM            855244109     355    7712    SH         SOLE               7712
Stryker Corp                  COM            863667101     374    7530    SH         SOLE               7530
Symantec Corp                 COM            871503108     343   21897    SH         SOLE              21897
Synaptics Inc.                COM            87157D109    3150  104482    SH         SOLE              33012       71470
Sysco Corporation             COM            871829107     326   11113    SH         SOLE              11113
Taser Intl Inc                COM            87651B104    4277  835399    SH         SOLE             264748      570651
Texas Instruments             COM            882508104     298   10235    SH         SOLE              10235
Thompson Creek Metals Company COM            884768102    3156  453478    SH         SOLE             142125      311353
Tutor Perini Corp             COM            901109108    3156  255723    SH         SOLE              78869      176854
Umpqua Holdings Corp          COM            904214103    3235  261102    SH         SOLE              82334      178768
United Therapeutics Corp      COM            91307C102    2221   47012    SH         SOLE              14490       32522
Unitedhealth Group            COM            91324P102     537   10598    SH         SOLE              10598
Vanguard Emerging Markets VIPECOM            922042658     289    7556    SH         SOLE               7556
Vanguard Pacific VIPERs       COM            922042866     231    4848    SH         SOLE               4848
Varian Medical Systems Inc.   COM            92220P105     492    7329    SH         SOLE               7329
ViroPharma Inc.               COM            928241108    3127  114153    SH         SOLE              37869       76284
Walgreen Company              COM            931422109     226    6848    SH         SOLE               6848
Windstream Corp               COM            97381W104     384   32679    SH         SOLE              32679